As filed with the Securities and Exchange Commission on May 20, 2020

Registration Nos.: 333-03013

811-07607

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENTUNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 72	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANYACT OF 1940	☒

Amendment No. 73	☒

Morgan StanleyVariable Insurance Fund, Inc.

(A Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

522 Fifth AvenueNew York, New York 10036

(Address of Principal Executive Office)

Registrant’s Telephone Number, Including Area Code:

(800) 548-7786

Mary E. Mullin, Esq.
1633 BroadwayNew York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Perkins Coie LLP 1155 Avenue of the Americas 22nd Floor New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

Amending the Prospectus and Updating Financial Statements

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 20th day of May, 2020.

MORGAN STANLEY VARIABLE INSURANCE FUND, INC.

By:	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 72 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date
(1)	Principal Executive Officer	President and Principal Executive Officer

By:	/s/ John H. Gernon		May 20, 2020
John H. Gernon

(2)	Principal Financial Officer	Principal Financial Officer

By:	/s/ Francis J. Smith		May 20, 2020
Francis J. Smith

(3)	Majority of the Directors

INDEPENDENT DIRECTORS

	Frank L. Bowman	Joseph J. Kearns
	Kathleen A. Dennis Nancy C. Everett	Michael F. Klein Patricia Maleski
	Jakki L. Haussler	Michael E. Nugent (Chairman)
	Dr. Manuel H. Johnson	W. Allen Reed

By:	/s/ Carl Frischling		May 20, 2020
Carl Frischling
Attorney-in-Fact for the Independent Directors

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase